EARNINGS PER SHARE (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Basic:
Net income available to stockholders			$ 57,442	$ 100,178	$ 185,836
Diluted:
Net income available to stockholders			57,442	100,178	185,836
Interest paid on convertible bonds			7,102	2,331	4,688
Net income available to stockholders, diluted			$ 64,544	$ 102,509	$ 190,524
Basic earnings per share:
Weighted average number of common shares outstanding	85,694	79,176			80,594
Diluted earnings per share:
Weighted average number of common shares outstanding	85,694	79,176			80,594
Effect of dilutive share options	82	89			168
Effect of dilutive convertible debt	22,220	4,621			5,106
Weighted average number of diluted common shares outstanding	107,996	83,886			85,868